Infrareit Acquisition (Assets And Liabilities Assumed) (Details) - USD ($) $ in Millions				6 Months Ended
	May 16, 2019	Oct. 18, 2018	Jul. 21, 2017	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill				$ 4,751	$ 4,064	$ 4,064
Sharyland Merger Agreement [Member]
Total assets acquired			$ 383
Total purchase price paid			$ 408
InfraREIT [Member]
Accounts receivables, inventories and other current assets	$ 40
Property, plant and equipment - net	1,799
Goodwill	687
Regulatory assets	16
Other noncurrent assets	10
Total assets acquired	2,552
Short-term debt	114
Other current liabilities	25
Regulatory liabilities	148
Deferred tax liabilities	98
Long-term debt, including due currently	839
Total liabilities assumed	1,224
Net assets acquired	1,328
Total purchase price paid	$ 1,328	$ 1,275		$ 1,328